Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of trade receivables
The following tables provide details related to Trade receivables as of December 31, 2023 and 2022, including trade receivables that are not overdue as specified in the payment terms and conditions established with Alcon's customers, as well as an analysis of overdue amounts, expected credit loss rates and related provisions for doubtful trade receivables:

	2023
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,452	(2)	1,450	0.1%
Past due for not more than one month	143	(1)	142	0.7%
Past due for more than one month but less than three months	94	(2)	92	2.1%
Past due for more than three months but less than six months	54	(2)	52	3.7%
Past due for more than six months but less than one year	35	(13)	22	37.1%
Past due for more than one year	36	(24)	12	66.7%
Total	1,814	(44)	1,770

	2022
($ millions)	Gross trade receivables	Provision	Trade receivables, net	Expected credit loss rates
Not overdue	1,390	(2)	1,388	0.1%
Past due for not more than one month	125	(1)	124	0.8%
Past due for more than one month but less than three months	93	(2)	91	2.2%
Past due for more than three months but less than six months	56	(4)	52	7.1%
Past due for more than six months but less than one year	28	(16)	12	57.1%
Past due for more than one year	38	(32)	6	84.2%
Total	1,730	(57)	1,673

Movement in the provision for doubtful trade receivables
The following table summarizes the movement in the provision for doubtful trade receivables:

($ millions)	2023	2022	2021
January 1	(57)	(55)	(68)
Provisions for doubtful trade receivables charged to the Consolidated Income Statement	(26)	(40)	(20)
Utilization of provisions for doubtful trade receivables	14	7	8
Reversal of provisions for doubtful trade receivables	26	28	23
Currency translation effects	(1)	3	2
December 31	(44)	(57)	(55)

Summary of trade receivables by major currencies
Trade receivables include amounts denominated in the following major currencies:

($ millions)	2023	2022
US dollar (USD)	680	701
Euro (EUR)	315	256
Japanese yen (JPY)	156	154
Chinese yuan (CNY)	110	102
Brazilian real (BRL)	65	55
Canadian dollar (CAD)	40	35
South Korean won (KRW)	36	37
Mexican peso (MXN)	32	26
Indian rupee (INR)	32	33
Australian dollar (AUD)	26	29
British pound (GBP)	32	31
Russian ruble (RUB)	27	28
Taiwan dollar (TWD)	26	22
Other currencies	193	164
Total trade receivables, net	1,770	1,673